ACQUISITIONS	9 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
ACQUISITIONS
NOTE 3 – ACQUISITIONS

Arttor Gold

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the owners of Arttor Gold.  Each of the owners of Arttor Gold, sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold.  Pursuant to the Agreements, the Company issued 8,000,000 shares Series B Preferred Stock, and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold. Each share of Series B Preferred Stock is convertible into one share each of the Company's common stock. As a result of this transaction, on May 24, 2011, Arttor Gold became a wholly-owned subsidiary of the Company.

The purchase consideration included 8,000,000 shares of preferred stock, designated Series B Convertible Preferred Stock and 13,000,000 shares of Common Stock. The issuance of 13,000,000 shares of common stock and issuance of 8,000,000 shares of Series B convertible preferred stock were valued at $2,000,100 which primarily represents the cash acquired of $2,000,100 and assumed liabilities of $21,750 from Arttor Gold.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. The Company is the acquirer for accounting purposes and Arttor Gold is the acquired company.  Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary, Arttor Gold. The net purchase price, including acquisition costs paid by the Company, was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $2,000,100)	$2,000,130

Liabilities assumed	(21,750)

Net purchase price	$1,978,380

 Unaudited pro forma results of operations data as if the Company and Arttor Gold had occurred as of February 10, 2010, the inception date, are as follows:

	The Company and Arttor Gold For the nine months ended September 30, 2011	The Company and Arttor Gold from February 10, 2010 (Inception Date) to September 30, 2010
Pro forma revenues	$-	$-
Pro forma loss from operations	(79,967,331)	(1,032,726)
Pro forma net loss	(93,193,150)	(1,450,465)
Pro forma loss per share	$(0.82)	$(0.07)
Pro forma diluted loss per share	$(0.82)	$(0.07)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at inception date or February 10, 2010 and is not intended to be a projection of future results.

Continental Resources Group, Inc.

On July 22, 2011, the Company, Acquisition Sub, and Continental, entered into an asset purchase agreement (the “Purchase Agreement”) and, through Acquisition Sub, closed on the purchase of substantially all of the assets of Continental (the “Asset Sale”) in consideration for (i) shares of the Company's common stock (the “Shares”) which shall be equal to eight Shares for every 10 shares of Continental's common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental's common stock such that the Company shall deliver to the holders of Continental's warrants, warrants to purchase shares of the Company's common stock (the “Warrants”) which shall be equal to one Warrant to purchase eight shares of the Company's common stock for every warrant to purchase ten shares Continental's common stock outstanding at an exercise price equal to such amount as is required pursuant to the terms of the outstanding warrants, and (iii)  the assumption of Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder such that the Company shall deliver to Continental's option holders, options (the “Options”) to purchase an aggregate of such number of shares of the Company's common stock issuable under the Company's equity incentive plan which shall be equal to one option to purchase eight shares of the Company's common stock for every option to purchase 10 shares of Continental's common stock outstanding with a strike price equal to such amount as is required pursuant to the terms of the outstanding option. The exercise price of the Warrants and the strike price of the Options shall be determined and certified by an officer of the Company.  Upon the closing of the Asset Sale, Acquisition Sub assumed the Assumed Liabilities (as defined in the Purchase Agreement) of Continental.  Under the terms of the Purchase Agreement, the Company purchased from Continental substantially all of its assets, including, but not limited to, 100% of the outstanding shares of common stock of the Continental's wholly-owned subsidiaries (CPX Uranium, Inc., Green Energy Fields, Inc., and ND Energy, Inc.) and a majority voting interest in Secure Energy LLC. Upon the closing of the Asset Sale, Acquisition Sub will assume the Assumed Liabilities (as defined in the Purchase Agreement) of Continental. After giving effect to the foregoing, the Company issued 76,095,214 shares of its Common Stock, 41,566,999 stock warrants, and 2,248,000 stock options following the transaction. Consequently, the issuance of 76,095,214 shares of the Company's common stock to Continental accounted for approximately 67% of the total issued and outstanding stocks of the Company as of July 22, 2011 and the Company became a majority owned subsidiary of Continental, the Parent Company. As of September 30, 2011, Continental holds 62.84% of interest in the Company.

The Purchase Agreement constitutes a plan of reorganization within the meaning of Treasury Regulations Section 1.368-2(g) and constitutes a plan of liquidation of Continental.  Continental is expected to liquidate on or prior to July 1, 2012.  The Company has agreed to file a registration statement under the Securities Act of 1933 (the “Securities Act”) in connection with liquidation of Continental no later than 30 days following (i) the closing date of the Asset Sale or (ii) such date that Continental delivers to the Company its audited financial statements for the fiscal year ended March 31, 2011.  Continental will subsequently distribute the registered Shares to its shareholders as part of its liquidation.  The Company agreed to use its best efforts to cause such registration to be declared effective within 12 months following the closing date of the Asset Sale.  The Company has agreed to pay liquidated damages of 1% per month, up to a maximum of 5%, in the event that the Company fails to file or is unable to cause the registration statement to be declared effective.

The purchase consideration included 76,095,214 shares of the Company's stock valued at the fair market value on the date of grant at $1.11 per share or $84,465,688. Additionally, the Company's issuance of 41,566,999 stock warrants, and 2,248,000 stock options as consideration for the assumption of the outstanding warrants and options of Continental was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree's Employees) to determine the portion of replacement awards granted by the Company as part of consideration transferred to Continental. The portion of replacement option and warrant awards included in the considerations transferred amounted to $789,642, thus a total purchase price is $85,255,330.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary, Acquisition Sub. The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $11,164,514)	$13,069,511
Prepaid expenses – long term portion	41,912
Property and equipment	39,912
Goodwill	72,397,654

Liabilities assumed (including a 12% note payable of $50,000)	(293,659)

Net purchase price	$85,255,330

During the nine months ended September 30, 2011, the Company recorded an impairment of goodwill of $72,397,654 associated with this acquisition. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The subsidiaries of Continental have not generated future cash flows and have not generated revenues since its inception, have incurred losses and cash used in operations, management deemed the acquired goodwill to be impaired and wrote-off the goodwill on the acquisition date.

Unaudited pro forma results of operations data as if the Company and the subsidiaries of Continental had occurred are as follows:
	For the nine months ended September 30, 2011	From February 10, 2010 (Inception) to September 30, 2010
Pro forma revenues	$-	$-
Pro forma loss from operations	(87,421,329)	(2,864,276)
Pro forma net loss	(101,755,573)	(3,763,965)
Pro forma loss per share	$(2.07)	$(0.22)
Pro forma diluted loss per share	$(2.07)	$(0.22)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred and is not intended to be a projection of future results.

Gold Acquisition Corp.

On August 30, 2011, the Company, through Gold Acquisition acquired Relief Canyon located in Pershing County, near Lovelock, Nevada,  for an aggregate purchase price consisting of: (i)  $12,000,000 cash and (ii)  $8,000,000 of senior secured convertible promissory notes (collectively, the “Notes”) issued to Sellers.The Company acquired Relief Canyon, a previously operating gold mine owned by Firstgold Corp. (“Firstgold”) (previously named Newgold, Inc.). The Relief Canyon mining project is located to the northeast of Reno, Nevada. Firstgold was founded in 1995 and on or about January 27, 2010, Firstgold filed a voluntary petition (the “Case”) under chapter 11 of title 11 of the United States Code commencing Case No.  BK-N-10-50215- GWZ in the United States Bankruptcy Court, District of Nevada (the “Court”).  On December 17, 2010, the Court entered its Order Authorizing And Approving: (1) Sale Of Real Property And Certain Personal Property Assets Pursuant To 11 U.S.C. § 363 Free And Clear Of Liens, Claims, and Interests; and (2) Assumption and Assignment Of Executory Contracts and Unexpired Leases Under 11 U.S.C. § 365; and (3) Related Relief entered December 17, 2010 (the “Sale Order”), docket number 328 in the Case, pursuant to which Platinum (as collateral agent) was approved as the successful “back up bidder” for the assets (the “Relief Canyon Mining Assets”) described in the Asset Purchase Agreement, dated as of April 2011 (the “APA”), between Platinum and Firstgold.  The Relief Canyon Mining Assets, as described in the APA, include any rights of Firstgold in any reclamation bonds or funds on deposit with the Bureau of Land Management pertaining to the Relief Canyon Mine, in an amount of approximately $2.8 million.  On August 30, 2011, pursuant to the Sale Order, the Company purchased 100% of the Relief Canyon Mining Assets through Gold Acquisition's acquisition of Platinum's rights under the APA which acquisition includes mining and mill-site claims. Accordingly, no unaudited pro forma results of operations data are available for this asset acquisition.

The Relief Canyon Mine is subject to a continuing royalty payment equal 2% of “Net Smelter Returns” payable to Battle Mountain Gold Exploration LLC (the “NSR Agreement”).  Net Smelter Returns are the difference between Gross Proceeds and Expenses from the operation of the Relief Canyon Mining Assets.

Acquisition of the Relief Canyon Mining Assets was effected through the execution of an Assignment and Assumption Agreement (the “Assignment Agreement”) pursuant to which the Gold Acquisition assumed all rights and obligations of Platinum under the APA.

The purchase consideration included $12,000,000 cash and $8,000,000 of senior secured convertible promissory notes to Sellers for a total purchase price of $20,000,000.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary, Gold Acquisition. The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Reclamation bond	$2,842,000
Property and equipment	9,508,003
Mining rights	2,000
Goodwill	7,647,997
Net purchase price	$20,000,000